OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2009 through April 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Income Fund

--------------------------------------------------------------------------------
Semiannual Report | April 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PEQIX
Class B   PBEQX
Class C   PCEQX
Class R   PQIRX
Class Y   PYEQX
Class Z   PEZQX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                15
Schedule of Investments                        17
Financial Statements                           25
Notes to Financial Statements                  35
Approval of Investment Advisory Agreement      42
Trustees, Officers and Service Providers       46



                   Pioneer Equity Income Fund | Semiannual Report | 4/30/10    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/10    3

Portfolio Management Discussion | 4/30/10

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the six-month period ended April 30, 2010, and the Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q Please discuss the investment environment for the fund during the six months ended April 30, 2010.

A For the most part, the stock market continued its recovery over the six-month period. There was one fairly sharp "correction" between the middle of January and the middle of February, but overall it was a period of strong performance for stocks. Unlike the "low-quality" rally earlier in 2009, the market after October 31, 2009, was also more balanced, and "higher-quality" stocks, too, did well, which worked in favor of the Pioneer Equity Income Fund's portfolio.

   Late in the period, though, serious concerns emerged about financial problems in some of the European countries, most particularly Greece, and the possible repercussions for the rest of the global economy. As we write, the market has largely retraced its course since last fall, and market pundits are again sounding gloomy. With the problems in Europe, people are also focusing anew on our own Federal and state budget deficits here in the United States, and on our still-high unemployment. From a "glass half full" outlook, many investors have once more gone to a "glass half empty" outlook.

   Despite that setback for the market -- which, we should emphasize, began in earnest immediately after the end of the reporting period covered in this letter -- we remain generally optimistic. Certainly the so-called "sovereign debt" worries are legitimate, but we think that the powerful forces of economic recovery should be able to overcome those obstacles. As we talk with the managements of the companies in which we have invested the Fund's assets, we are impressed with the plans for growth that so many of the managements have, as well as with the sound financial condition of most of their companies. Dividends are growing again, and mergers and acquisitions are stimulating interest in the market almost on a daily basis. With many investors still not "back in the market" after the severe market setback of 2008, we are also nowhere near an "overbought" condition. Indeed, if some of those investors restore an allocation to stocks over the next couple of years, they could provide considerable support for stock prices. Right now, though, we are passing through a storm, even if it does, to us, look like a potentially attractive buying opportunity.


4    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Q  How did the Fund perform during the six-month period ended April 30, 2010?

A Pioneer Equity Income Fund Class A shares returned 16.38% at net asset value over the six months ended April 30, 2010, compared with a return of 17.77% for the Fund's benchmark, the Russell 1000 Value Index (the Russell Index). Over the same period, the average return of the 302 mutual funds in Lipper's Equity Income category was 13.89%.

Q What sector allocations or individual securities added or detracted most from the performance of the Fund over the six months ended April 30, 2010?

A Contributing positively to performance were the Fund's underweight in the lagging energy sector and overweights in the performance-leading materials and industrials sectors. On the other hand, the Fund was somewhat underweight the best-performing consumer discretionary sector, and within that sector we had less-than-benchmark exposure to some of the retailing, automotive, and other stocks with especially strong performance. Likewise in the industrial sector, the Fund did not own either General Electric or Boeing, and they both showed good results over the six-month period. The overall effect of the Fund's sector weights and stock selections was a modest underperformance of the benchmark Russell Index.

Q The Fund typically has a high regard for dividends. The recession saw many companies cutting their dividends or failing to raise them. Has the rally in the market and the global economic recovery brought improvement in the dividend picture?

A Yes, thank goodness, companies have been more generous with dividend payments since the economy turned positive. We are both seeing dividend increases from portfolio holdings and finding numerous, attractive, dividend-paying stocks in the marketplace. There is concern among investors over likely increases in the maximum Federal tax rate on dividends starting in 2011, but we shall face that issue when we have to. For now, companies have been reporting much better earnings in the recovering economy, and many of them are passing along a portion of those earnings to their shareholders.

Q What stocks did you add to or remove from the Fund's portfolio over the six months ended April 30, 2010?

A During the period, we added nine positions to the Fund's portfolio and liquidated seven. New additions included Helmerich and Payne, sophisticated contract driller of oil and gas wells in North and South America, with special expertise in the land rigs needed to develop new gas reserves in the United States; Lockheed Martin and Northrup Grumman, prominent defense and aerospace companies that we found selling at quite reasonable prices because of what appeared to be misplaced investor anxiety over the


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/10    5

   Federal defense budget; Sara Lee, a diversified, worldwide food and consumer products company that appears finally to be achieving greater efficiencies and profitability; and Applied Materials, an out-of-favor but, we think, formidable supplier of semiconductor-manufacturing equipment. Also new to the portfolio were three utilities, Wisconsin Energy, DPL, and National Fuel Gas; and AT&T, a name the Fund has owned in the past.

   Sold, for a variety of reasons, but generally because we thought either that the stocks had reached fair value or that there were more appealing alternatives, were: Royal Dutch Shell, Caterpillar, Parker Hannifin, McGraw-Hill, Coca-Cola, Kraft Foods, and FirstEnergy.

Q What is your outlook for the rest of 2010, and how might that outlook influence your investment approach?

A It is too early to tell how the European financial crisis will be resolved and what long-term effects it may have on global markets. We think, again, that the world economy is resilient enough to absorb the stresses resulting from that crisis, but we are of course watching the situation closely. To the extent that stocks sell off in response to news events related to the problems with European sovereign debt and other "macro" issues (North Korea? Iran? Icelandic volcanoes?) rather than fundamental, earnings-related issues, we would be inclined to see buying opportunities, not reasons to sell. Of course the so-called macro events can weigh on companies in the near term and even affect earnings. It has been our observation over many years, however, that well-managed companies can usually find "ways to cope," strategies for success even in trying times. Always it has been our intention to invest the assets of the Fund in companies with good managements -- managements that are astute, honest, forward-looking, adaptable, and shareholder oriented. That will be our goal during the months ahead, and we hope that it will stand the Fund in good stead.

   Thank you as always for your support.


Please refer to the Schedule of Investments on pages 17-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Portfolio Summary | 4/30/10


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       92.3%
Temporary Cash Investments                                7.1%
Depositary Receipts for International Stocks              0.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               16.1%
Utilities                                                14.6%
Industrials                                              14.4%
Consumer Staples                                         13.9%
Consumer Discretionary                                    9.8%
Materials                                                 9.0%
Health Care                                               7.3%
Energy                                                    7.0%
Information Technology                                    4.4%
Telecommunication Services                                3.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Questar Corp.                                3.55%
 2.   PACCAR, Inc.                                 3.19
 3.   Johnson Controls, Inc.                       3.11
 4.   Valspar Corp.                                3.01
 5.   Gorman-Rupp Co.                              2.95
 6.   Chubb Corp.                                  2.32
 7.   Colgate-Palmolive Co.                        2.30
 8.   Compass Minerals International, Inc.         2.17
 9.   U.S. Bancorp                                 2.15
10.   EQT Corp.                                    2.14

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/10    7

Prices and Distributions | 4/30/10


Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Class                 4/30/10                10/31/09
--------------------------------------------------------------------------------
       A               $ 23.33                  $ 20.24
--------------------------------------------------------------------------------
       B               $ 23.18                  $ 20.10
--------------------------------------------------------------------------------
       C               $ 23.09                  $ 20.01
--------------------------------------------------------------------------------
       R               $ 23.55                  $ 20.43
--------------------------------------------------------------------------------
       Y               $ 23.49                  $ 20.37
--------------------------------------------------------------------------------
       Z               $ 23.37                  $ 20.27
--------------------------------------------------------------------------------


Distributions per Share: 11/1/09-4/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net
                  Investment        Short-Term        Long-Term
    Class          Income         Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A          $ 0.2140         $ --              $ --
--------------------------------------------------------------------------------
       B          $ 0.0999         $ --              $ --
--------------------------------------------------------------------------------
       C          $ 0.1144         $ --              $ --
--------------------------------------------------------------------------------
       R          $ 0.1899         $ --              $ --
--------------------------------------------------------------------------------
       Y          $ 0.2668         $ --              $ --
--------------------------------------------------------------------------------
       Z          $ 0.2582         $ --              $ --
--------------------------------------------------------------------------------


8    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class A Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                               3.55%         2.94%
5 Years                                2.06          0.86
1 Year                                34.02         26.35
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross         Net
--------------------------------------------------------------------------------
                                       1.23%         1.23%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                  9,425           10,000
4/02                 10,198           10,227
4/04                 10,520           11,233
4/06                 13,939           15,139
4/08                 15,631           16,282
4/10                 13,364           14,083

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                   Pioneer Equity Income Fund | Semiannual Report | 4/30/10    9

Performance Update | 4/30/10                                      Class B Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               2.66%          2.66%
5 Years                                1.16           1.16
1 Year                                32.77          28.77
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       2.20%          2.20%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                 10,000           10,000
4/02                 10,643           10,227
4/04                 10,800           11,233
4/06                 14,060           15,139
4/08                 15,499           16,282
4/10                 13,006           14,083


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


10    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class C Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               2.72%          2.72%
5 Years                                1.27           1.27
1 Year                                33.02          33.02
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       2.04%          2.04%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                 10,000           10,000
4/02                 10,629           10,227
4/04                 10,788           11,233
4/06                 14,065           15,139
4/08                 15,534           16,282
4/10                 13,075           14,083


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    11

Performance Update | 4/30/10                                      Class R Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               3.28%          3.28%
5 Years                                1.88           1.88
1 Year                                33.77          33.77
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       1.44%          1.44%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                 10,000           10,000
4/02                 10,707           10,227
4/04                 10,983           11,233
4/06                 14,511           15,139
4/08                 16,212           16,282
4/10                 13,805           14,083


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


12    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class Y Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               4.00%          4.00%
5 Years                                2.49           2.49
1 Year                                34.69          34.69
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       0.75%          0.75%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                 10,000           10,000
4/02                 10,898           10,227
4/04                 11,352           11,233
4/06                 15,169           15,139
4/08                 17,139           16,282
4/10                 14,795           14,083


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    13

Performance Update | 4/30/10                                      Class Z Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               3.59%          3.59%
5 Years                                2.15           2.15
1 Year                                34.65          34.65
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       0.95%          0.85%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                  Pioneer Equity     Russell 1000
                    Income Fund      Value Index
4/00                 10,000           10,000
4/02                 10,815           10,227
4/04                 11,156           11,233
4/06                 14,781           15,139
4/08                 16,515           16,282
4/10                 14,236           14,083


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through March 1, 2012, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


14    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2009 through April 30, 2010.


---------------------------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 11/1/09
---------------------------------------------------------------------------------------------------------------------------
Ending Account Value       $ 1,163.80       $ 1,158.50       $ 1,159.90       $ 1,162.60       $ 1,167.00       $ 1,166.40
(after expenses)
on 4/30/10
---------------------------------------------------------------------------------------------------------------------------
Expenses Paid              $     6.28       $    11.61       $    10.55       $     7.67       $     3.81       $     4.24
During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.17%, 1.97%, 1.43%, 0.71%, and 0.79%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2009 through April 30, 2010.


---------------------------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 11/1/09
---------------------------------------------------------------------------------------------------------------------------
Ending Account Value       $ 1,018.99       $ 1,014.03       $ 1,015.03       $ 1,017.70       $ 1,021.27       $ 1,020.88
(after expenses)
on 4/30/10
---------------------------------------------------------------------------------------------------------------------------
Expenses Paid              $     5.86       $    10.84       $     9.84       $     7.15       $     3.56       $     3.96
During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.17%, 1.97%, 1.43%, 0.71%, and 0.79%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Schedule of Investments | 4/30/10 (unaudited)


--------------------------------------------------------------------------------------
 Shares                                                                  Value
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 7.0%
               Integrated Oil & Gas -- 5.3%
   145,200     Chevron Corp.                                           $   11,825,088
   207,560     ConocoPhillips                                              12,285,476
   120,000     Exxon Mobil Corp.                                            8,142,000
   541,600     Marathon Oil Corp.                                          17,412,440
                                                                       --------------
                                                                       $   49,665,004
-------------------------------------------------------------------------------------
               Oil & Gas Drilling -- 0.4%
   100,000     Helmerich & Payne, Inc.                                 $    4,062,000
-------------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.3%
   520,000     Spectra Energy Corp.                                    $   12,136,800
                                                                       --------------
               Total Energy                                            $   65,863,804
-------------------------------------------------------------------------------------
               MATERIALS -- 9.0%
               Diversified Chemical -- 1.4%
   341,400     E.I. du Pont de Nemours and Co.                         $   13,601,376
-------------------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.2%
   270,000     Compass Minerals International, Inc.                    $   20,333,700
-------------------------------------------------------------------------------------
               Paper Packaging -- 0.7%
   200,000     Sonoco Products Co.                                     $    6,626,000
-------------------------------------------------------------------------------------
               Specialty Chemicals -- 3.0%
   900,000     Valspar Corp.                                           $   28,188,000
-------------------------------------------------------------------------------------
               Steel -- 1.7%
   157,448     Carpenter Technology Corp.                              $    6,182,983
   210,000     Nucor Corp.                                                  9,517,200
                                                                       --------------
                                                                       $   15,700,183
                                                                       --------------
               Total Materials                                         $   84,449,259
-------------------------------------------------------------------------------------
               CAPITAL GOODS -- 13.6%
               Aerospace & Defense -- 1.6%
    92,100     Lockheed Martin Corp.                                   $    7,818,368
   107,200     Northrop Grumman Corp.                                       7,271,376
                                                                       --------------
                                                                       $   15,089,744
-------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 3.9%
   110,000     Deere & Co.                                             $    6,580,200
   641,905     PACCAR, Inc.                                                29,861,421
                                                                       --------------
                                                                       $   36,441,621
-------------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.7%
   300,000     Emerson Electric Co. (b)                                $   15,669,000
-------------------------------------------------------------------------------------
               Industrial Machinery -- 6.4%
   988,195     Gorman-Rupp Co.+(b)                                     $   27,560,759
   253,700     Illinois Tool Works, Inc.                                   12,964,070
   200,000     Snap-On, Inc.                                                9,636,000

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    17

-----------------------------------------------------------------------------
 Shares                                                         Value
-----------------------------------------------------------------------------
               Industrial Machinery -- (continued)
   295,000     The Timken Co.                                 $   10,378,100
                                                              --------------
                                                              $   60,538,929
                                                              --------------
               Total Capital Goods                            $  127,739,294
----------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.8%
               Office Services & Supplies -- 0.8%
   240,000     Mine Safety Appliances Co. (b)                 $    7,053,600
                                                              --------------
               Total Commercial Services & Supplies           $    7,053,600
----------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.1%
               Auto Parts & Equipment -- 3.1%
   866,800     Johnson Controls, Inc.                         $   29,115,812
                                                              --------------
               Total Automobiles & Components                 $   29,115,812
----------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.9%
               Apparel, Accessories & Luxury Goods -- 1.9%
   200,000     VF Corp. (b)                                   $   17,284,000
                                                              --------------
               Total Consumer Durables & Apparel              $   17,284,000
----------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.7%
               Leisure Facilities -- 1.2%
   745,017     Cedar Fair, L.P. (b)                           $   10,765,496
----------------------------------------------------------------------------
               Restaurants -- 0.5%
    69,000     McDonald's Corp.                               $    4,870,710
                                                              --------------
               Total Consumer Services                        $   15,636,206
----------------------------------------------------------------------------
               MEDIA -- 0.7%
               Publishing -- 0.7%
   200,000     Reed Elsevier Plc (A.D.R.) (b)                 $    6,320,000
                                                              --------------
               Total Media                                    $    6,320,000
----------------------------------------------------------------------------
               RETAILING -- 2.4%
               Distributors -- 1.3%
   280,000     Genuine Parts Co.                              $   11,984,000
----------------------------------------------------------------------------
               Home Improvement Retail -- 1.1%
   400,000     Lowe's Companies, Inc.                         $   10,848,000
                                                              --------------
               Total Retailing                                $   22,832,000
----------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.0%
               Food Distributors -- 1.0%
   300,000     Sysco Corp.                                    $    9,462,000
                                                              --------------
               Total Food & Drug Retailing                    $    9,462,000
----------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 8.3%
               Packaged Foods & Meats -- 8.3%
   165,000     General Mills, Inc.                            $   11,744,700
   422,550     H.J. Heinz Co., Inc.                               19,804,919
   373,000     Hershey Foods Corp.                                17,534,730
   253,000     Kellogg Co.                                        13,899,820

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------
 Shares                                                      Value
--------------------------------------------------------------------------
               Packaged Foods & Meats -- (continued)
  350,000      Sara Lee Corp.                              $    4,977,000
  150,000      The J.M. Smucker Co.                             9,160,500
                                                           --------------
                                                           $   77,121,669
                                                           --------------
               Total Food, Beverage & Tobacco              $   77,121,669
-------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 4.6%
               Household Products -- 4.6%
  188,800      Clorox Co.                                  $   12,215,360
  256,000      Colgate-Palmolive Co.                           21,529,600
  150,000      Procter & Gamble Co.                             9,324,000
                                                           --------------
                                                           $   43,068,960
                                                           --------------
               Total Household & Personal Products         $   43,068,960
-------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 1.6%
               Health Care Equipment -- 1.6%
  320,000      Baxter International, Inc.                  $   15,110,400
                                                           --------------
               Total Health Care Equipment & Services      $   15,110,400
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 5.7%
               Pharmaceuticals -- 5.7%
  306,600      Abbott Laboratories, Inc.                   $   15,685,656
  539,500      Bristol-Myers Squibb Co.                        13,643,955
  280,000      Eli Lilly & Co.                                  9,791,600
  409,700      Merck & Co., Inc.                               14,355,888
                                                           --------------
                                                           $   53,477,099
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $   53,477,099
-------------------------------------------------------------------------
               BANKS -- 4.4%
               Diversified Banks -- 3.0%
  750,000      U.S. Bancorp                                $   20,077,500
  237,500      Wells Fargo & Co.                                7,863,625
                                                           --------------
                                                           $   27,941,125
-------------------------------------------------------------------------
               Regional Banks -- 1.4%
  450,000      SunTrust Banks, Inc. (b)                    $   13,320,000
                                                           --------------
               Total Banks                                 $   41,261,125
-------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.0%
               Asset Management & Custody Banks -- 3.1%
  150,000      Northern Trust Corp.                        $    8,247,000
  230,000      T. Rowe Price Associates, Inc. (b)              13,227,300
  252,000      The Bank of New York Mellon Corp.                7,844,760
                                                           --------------
                                                           $   29,319,060
-------------------------------------------------------------------------
               Diversified Financial Services -- 0.9%
  200,000      JPMorgan Chase & Co.                        $    8,516,000
                                                           --------------
               Total Diversified Financials                $   37,835,060
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    19

-----------------------------------------------------------------------------------
 Shares                                                               Value
-----------------------------------------------------------------------------------
               INSURANCE -- 5.4%
               Life & Health Insurance -- 1.2%
  228,800      Aflac, Inc.                                          $   11,659,648
----------------------------------------------------------------------------------
               Property & Casualty Insurance -- 4.2%
  410,200      Chubb Corp.                                          $   21,687,274
  255,000      Cincinnati Financial Corp. (b)                            7,242,000
  200,000      The Travelers Co., Inc.                                  10,148,000
                                                                    --------------
                                                                    $   39,077,274
                                                                    --------------
               Total Insurance                                      $   50,736,922
----------------------------------------------------------------------------------
               REAL ESTATE -- 2.2%
               Office Real Estate Investment Trusts -- 0.8%
  100,000      Alexandria Real Estate Equities, Inc. (b)            $    7,081,000
----------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 0.5%
  123,300      Regency Centers Corp. (b)                            $    5,061,465
----------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 0.9%
  250,000      Nationwide Health Properties, Inc.                   $    8,755,000
                                                                    --------------
               Total Real Estate                                    $   20,897,465
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 4.4%
               Semiconductor Equipment -- 0.4%
  300,000      Applied Materials, Inc.                              $    4,134,000
----------------------------------------------------------------------------------
               Semiconductors -- 4.0%
  410,300      Analog Devices, Inc.                                 $   12,280,278
  440,000      Intel Corp.                                              10,045,200
  500,000      Microchip Technology, Inc. (b)                           14,605,000
                                                                    --------------
                                                                    $   36,930,478
                                                                    --------------
               Total Semiconductors                                 $   41,064,478
----------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.5%
               Integrated Telecommunication Services -- 3.5%
  300,000      AT&T Corp.                                           $    7,818,000
  437,000      Century Telephone Enterprises, Inc.                      14,906,070
  336,584      Verizon Communications, Inc.                              9,723,912
                                                                    --------------
                                                                    $   32,447,982
                                                                    --------------
               Total Telecommunication Services                     $   32,447,982
----------------------------------------------------------------------------------
               UTILITIES -- 14.6%
               Electric Utilities -- 3.0%
  152,500      DPL, Inc.                                            $    4,297,450
  513,800      Duke Energy Corp.                                         8,621,564
  145,900      PPL Corp.                                                 3,612,484
  340,000      Southern Co.                                             11,750,400
                                                                    --------------
                                                                    $   28,281,898
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

-------------------------------------------------------------------------------
 Shares                                                            Value
-------------------------------------------------------------------------------
               Gas Utilities -- 8.1%
   392,100     AGL Resources, Inc.                               $   15,491,871
   460,000     EQT Corp. (b)                                         20,005,400
   130,000     National Fuel Gas Co.                                  6,762,600
   693,200     Questar Corp.                                         33,238,940
                                                                 --------------
                                                                 $   75,498,811
-------------------------------------------------------------------------------
               Multi-Utilities -- 3.5%
   530,000     NSTAR (b)                                         $   19,398,000
   284,600     Public Service Enterprise Group, Inc.                  9,144,198
    82,800     Wisconsin Energy Corp.                                 4,347,828
                                                                 --------------
                                                                 $   32,890,026
                                                                 --------------
               Total Utilities                                   $  136,670,735
-------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $679,204,254)                               $  935,447,870
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Principal
Amount
-------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 7.7%
                 SECURITIES LENDING COLLATERAL -- 7.7% (c)
                 Certificates of Deposit:
$ 1,703,228      Bank of Nova Scotia, 0.2%, 6/1/10                  $ 1,703,228
  1,884,102      Barclays, 0.30%, 7/23/10                             1,884,102
  1,884,115      BBVA NY, 0.265%, 6/1/10                              1,884,115
    573,012      BNP Paribas, 0.70%, 6/4/10                             573,012
  2,072,512      CBA Financial, 0.27%, 1/3/11                         2,072,512
  1,884,102      Deutschebank, 0.30%, 7/19/10                         1,884,102
  1,884,102      DnB NOR Bank ASA NY, 0.19%, 5/19/10                  1,884,102
  1,884,136      Rabobank Nederland NY, 0.19%, 7/6/10                 1,884,136
  1,884,102      Royal Bank of Canada, 0.26%, 1/21/11                 1,884,102
  1,884,102      Svenska NY, 0.265%, 7/19/10                          1,884,102
                                                                    -----------
                                                                    $17,537,513
-------------------------------------------------------------------------------
                 Commercial Paper:
    753,641      American Honda Finance, 0.28%, 4/5/11              $   753,641
  2,145,444      Bank of America, 0.85%, 5/12/10                      2,145,444
    249,296      Caterpillar Financial Services, 0.34%, 8/20/10         249,296
    941,857      CBAPP, 0.20%, 6/7/10                                   941,857
    753,565      Ciesco, 0.19%, 5/20/10                                 753,565
  1,883,193      CLIPPR, 0.28%, 7/2/10                                1,883,193
  1,705,401      CME, Inc., 0.90%, 8/6/10                             1,705,401
  1,883,933      FASCO, 0.19%, 5/18/10                                1,883,933
    205,344      GE Capital Corp., 0.31%, 10/6/10                       205,344
    203,951      GE Capital Corp., 0.35%, 10/21/10                      203,951
    565,470      GE Capital Corp., 0.43%, 8/20/10                       565,470
    941,926      GE, 0.30%, 1/26/11                                     941,926
  1,507,260      HNDAF, 0.17%, 5/4/10                                 1,507,260

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    21

-------------------------------------------------------------------------------
Principal
Amount                                                             Value
-------------------------------------------------------------------------------
                   Commercial Paper -- (continued):
  $  2,260,897     INDFG, 0.20%, 5/3/10                         $    2,260,897
       188,407     INDFG, 0.21%, 5/4/10                                188,407
       210,108     John Deere Capital Corp., 0.33%, 7/16/10            210,108
     1,594,149     JPMorgan Chase & Co., 0.57%, 9/24/10              1,594,149
     1,130,317     Kithaw, 0.20%, 5/24/10                            1,130,317
       772,204     Kithaw, 0.16%, 5/5/10                               772,204
       753,178     NABPP, 0.28%, 7/19/10                               753,178
       753,603     Old LLC, 0.18%, 5/11/10                             753,603
       753,633     Ranger, 0.18%, 5/3/10                               753,633
     2,136,228     Santander, 0.30%, 7/23/10                         2,136,228
     1,883,134     SOCNAM, 0.28%, 7/6/10                             1,883,134
       565,216     SRCPP, 0.19%, 5/6/10                                565,216
     1,318,233     SRCPP, 0.26%, 7/7/11                              1,318,233
       366,183     STRAIT, 0.18%, 5/7/10                               366,183
       753,507     STRAIT, 0.20%, 6/2/10                               753,507
       942,006     TB LLC, 0.19%, 5/10/10                              942,006
       941,816     TB LLC, 0.23%, 6/9/10                               941,816
     1,884,102     Toyota Motor Credit Corp., 0.23%, 1/10/11         1,884,102
       288,665     US Bancorp, 0.30%, 5/28/10                          288,665
       403,787     US Bancorp, 0.65%, 5/6/10                           403,787
       188,491     US Bancorp, 0.66%, 6/4/10                           188,491
     1,882,796     Varfun, 0.29%, 7/26/10                            1,882,796
     1,130,543     Wachovia, 0.36%, 3/22/11                          1,130,543
       531,041     Wal-Mart Stores, Inc., 0.22%, 7/1/10                531,041
       753,464     WFC, 0.33%, 12/2/10                                 753,464
     1,883,761     WSTPAC, 0.25%, 5/27/10                            1,883,761
                                                                ---------------
                                                                $   40,009,750
-------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
     2,826,152     Barclays, 0.18%, 5/3/10                      $    2,826,152
     5,783,024     Deutsche Bank, 0.19%, 5/3/10                      5,783,024
     5,652,305     RBS Securities, Inc., 0.2%, 5/3/10                5,652,305
                                                                $   14,261,481
                                                                ---------------
                   Total Securities Lending Collateral          $   71,808,744
-------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $71,808,744)                           $   71,808,744
-------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 107.6%
                   (Cost $751,012,998) (a)                      $1,007,256,614
------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (7.6)%       $  (70,863,280)
-------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                   $  936,393,334
===============================================================================

(A.D.R.) American Depositary Receipt

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

(a) At April 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $739,273,327 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                              $ 289,993,202
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                                (22,009,915)
                                                                                      -------------
         Net unrealized gain                                                          $ 267,983,287
                                                                                      =============

(b)      At April 30, 2010, the following securities were out on loan:


-----------------------------------------------------------------------
    Shares         Description                               Value
-----------------------------------------------------------------------
      98,300     Alexandria Real Estate Equities, Inc.     $ 6,960,623
     374,400     Cedar Fair, L.P.                            5,410,080
      15,600     Cincinnati Financial Corp.                    443,040
      83,700     Emerson Electric Co.                        4,371,651
      20,000     EQT Corp.                                     869,800
     567,632     Gorman-Rupp Co.+                           15,831,256
     495,000     Microchip Technology                       14,458,950
         600     Mine Safety Appliances Co.                     17,634
     141,200     NSTAR                                       5,167,920
     118,600     Reed Elsevier Plc (A.D.R.)                  3,747,760
      44,500     Regency Centers Corp.                       1,826,725
      71,200     SunTrust Banks, Inc.                        2,107,520
     110,000     T. Rowe Price Associates, Inc.              6,326,100
       5,700     VF Corp.                                      492,594
----------------------------------------------------------------------
                 Total                                     $68,031,653
======================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New
         York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2010 aggregated $68,039,557 and $116,742,553, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.
                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    23

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------------
                                  Level 1            Level 2         Level 3       Total
-----------------------------------------------------------------------------------------------
 Common stocks                  $ 935,447,870      $        --         $--       $  935,447,870
 Temporary cash investments                --       71,808,744          --           71,808,744
-----------------------------------------------------------------------------------------------
  Total                         $ 935,447,870      $71,808,744         $--       $1,007,256,614
===============================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Statement of Assets and Liabilities | 4/30/10 (unaudited)


ASSETS:
  Investment in securities of unaffiliated issuers, at fair value
   (including securities loaned of $68,031,653) (cost $743,106,518)      $  979,695,855
  Investment in securities of affiliated issuers, at fair value
   (cost $7,906,480)                                                         27,560,759
---------------------------------------------------------------------------------------
   Total investment in securities, at fair value (cost $751,012,998)     $1,007,256,614
  Receivables --
   Investment securities sold                                                   565,973
   Fund shares sold                                                             779,083
   Dividends                                                                  1,767,478
  Other                                                                          88,308
---------------------------------------------------------------------------------------
     Total assets                                                        $1,010,457,456
=======================================================================================
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $      816,017
   Upon return of securities loaned                                          71,808,744
  Due to bank                                                                 1,227,376
  Due to affiliates                                                             142,653
  Accrued expenses                                                               69,332
---------------------------------------------------------------------------------------
     Total liabilities                                                   $   74,064,122
=======================================================================================
NET ASSETS:
  Paid-in capital                                                        $  900,707,406
  Undistributed net investment income                                        12,599,867
  Accumulated net realized loss on investments                             (233,157,555)
  Net unrealized gain on investments                                        256,243,616
---------------------------------------------------------------------------------------
     Total net assets                                                    $  936,393,334
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $622,311,462/26,671,120 shares)                      $        23.33
  Class B (based on $39,022,680/1,683,701 shares)                        $        23.18
  Class C (based on $69,553,533/3,012,583 shares)                        $        23.09
  Class R (based on $71,616,180/3,041,368 shares)                        $        23.55
  Class Y (based on $133,488,364/5,682,493 shares)                       $        23.49
  Class Z (based on $401,115/17,167 shares)                              $        23.37
MAXIMUM OFFERING PRICE:
  Class A ($23.33 [divided by] 94.25%)                                   $        24.75
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    25

Statement of Operations (unaudited)

For the Six Months Ended 4/30/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $52,920)
   (including income from affiliated issuers of $207,521)     $14,305,883
  Interest                                                             48
  Income from securities loaned, net                               51,294
-------------------------------------------------------------------------------------------
     Total investment income                                                   $ 14,357,225
===========================================================================================
EXPENSES:
  Management fees                                             $ 2,674,733
  Transfer agent fees and expenses
   Class A                                                        418,290
   Class B                                                         80,856
   Class C                                                         52,301
   Class R                                                          4,451
   Class Y                                                          5,677
   Class Z                                                            155
  Distribution fees
   Class A                                                        736,618
   Class B                                                        204,806
   Class C                                                        343,097
   Class R                                                        175,489
  Shareholder communications expense                              483,330
  Administrative reimbursements                                   133,020
  Custodian fees                                                   10,310
  Registration fees                                                43,673
  Professional fees                                                42,518
  Printing expense                                                 25,591
  Fees and expenses of nonaffiliated trustees                      15,800
  Miscellaneous                                                    57,286
-------------------------------------------------------------------------------------------
     Total expenses                                                            $  5,508,001
-------------------------------------------------------------------------------------------
     Net expenses                                                              $  5,508,001
-------------------------------------------------------------------------------------------
       Net investment income                                                   $  8,849,224
===========================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                             $  1,376,939
-------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                 $125,920,685
-------------------------------------------------------------------------------------------
  Net gain on investments                                                      $127,297,624
===========================================================================================
  Net increase in net assets resulting from operations                         $136,146,848
===========================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Statements of Changes in Net Assets

For the Six Months Ended 4/30/10 and the Year Ended 10/31/09, respectively


--------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           4/30/10             Year Ended
                                                           (unaudited)         10/30/09
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  8,849,224        $ 22,663,794
Net realized gain (loss) on investments                       1,376,939        (190,219,889)
Change in net unrealized gain on investments                125,920,685         145,825,966
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $136,146,848        $(21,730,129)
============================================================================================
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.21 and $0.50 per share, respectively)       $ (5,786,898)       $(14,723,941)
   Class B ($0.10 and $0.32 per share, respectively)           (190,144)           (859,684)
   Class C ($0.11 and $0.34 per share, respectively)           (363,350)         (1,360,199)
   Class R ($0.19 and $0.44 per share, respectively)           (608,495)         (1,438,614)
   Class Y ($0.27 and $0.59 per share, respectively)         (1,488,125)         (1,903,303)
   Class Z ($0.26 and $0.57 per share, respectively)             (3,944)             (5,589)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $ (8,440,956)       $(20,291,330)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 70,535,508        $256,184,922
Reinvestment of distributions                                 6,994,959          17,273,103
Cost of shares repurchased                                 (126,235,155)       (262,044,803)
--------------------------------------------------------------------------------------------
   Net decrease (increase) in net assets resulting from
     Fund share transactions                               $(48,704,688)       $ 11,413,222
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $ 79,001,204        $(30,608,237)
NET ASSETS:
Beginning of period                                         857,392,130         888,000,367
--------------------------------------------------------------------------------------------
End of period                                              $936,393,334        $857,392,130
--------------------------------------------------------------------------------------------
Undistributed net investment income                        $ 12,599,867        $ 12,191,599
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    27

------------------------------------------------------------------------------------------------------
                                   '10 Shares        '10 Amount         '09 Shares        '09 Amount
                                  (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,861,062     $ 40,544,046           6,831,723     $126,912,557
Reinvestment of distributions           234,639        5,187,569             699,159       13,048,277
Less shares repurchased              (3,415,163)     (74,453,541)         (9,581,788)    (177,386,543)
------------------------------------------------------------------------------------------------------
   Net decrease                      (1,319,462)    $(28,721,926)         (2,050,906)    $(37,425,709)
======================================================================================================
Class B
Shares sold                              36,408     $    786,041             255,365     $  4,685,331
Reinvestment of distributions             7,361          161,223              37,812          700,802
Less shares repurchased                (497,191)     (10,785,513)         (1,302,936)     (23,863,770)
------------------------------------------------------------------------------------------------------
   Net decrease                        (453,422)    $ (9,838,249)         (1,009,759)    $(18,477,637)
======================================================================================================
Class C
Shares sold                             170,461     $  3,716,852             745,551     $ 13,807,279
Reinvestment of distributions            11,087          242,234              48,186          888,701
Less shares repurchased                (602,637)     (13,011,276)         (1,555,650)     (28,240,579)
------------------------------------------------------------------------------------------------------
   Net decrease                        (421,089)    $ (9,052,190)           (761,913)    $(13,544,599)
======================================================================================================
Class R
Shares sold                             218,969     $  4,833,400           1,077,124     $ 20,017,160
Reinvestment of distributions            26,372          588,173              74,273        1,398,389
Less shares repurchased                (577,475)     (12,704,335)           (787,987)     (14,921,512)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (332,134)    $ (7,282,762)            363,410     $  6,494,037
======================================================================================================
Class Y
Shares sold                             929,932     $ 20,494,095           4,875,243     $ 90,507,277
Reinvestment of distributions            36,512          813,238              65,783        1,233,862
Less shares repurchased                (690,263)     (15,238,992)           (896,241)     (17,519,830)
------------------------------------------------------------------------------------------------------
   Net increase                         276,181     $  6,068,341           4,044,785     $ 74,221,309
======================================================================================================
Class Z
Shares sold                               7,413     $    161,074              13,823     $    255,318
Reinvestment of distributions               113            2,522                 167            3,072
Less shares repurchased                  (1,849)         (41,498)             (6,044)        (112,569)
------------------------------------------------------------------------------------------------------
   Net increase                           5,677     $    122,098               7,946     $    145,821
======================================================================================================


The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Financial Highlights

--------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year
                                                           4/30/10        Ended
                                                           (unaudited)    10/31/09
--------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  20.24       $ 21.28
--------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $   0.24       $   0.58
 Net realized and unrealized gain (loss) on investments        3.06          (1.12)
--------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   3.30       $  (0.54)
Distributions to shareowners:
 Net investment income                                        (0.21)         (0.50)
 Net realized gain                                               --             --
 Tax return of capital                                           --             --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   3.09       $  (1.04)
--------------------------------------------------------------------------------------
Net asset value, end of period                             $  23.33       $  20.24
======================================================================================
Total return*                                                 16.38%         (2.30)%
Ratio of net expenses to average net assets+                   1.17%**        1.23%
Ratio of net investment income to average net assets+          2.05%**        2.98%
Portfolio turnover rate                                          15%**          28%
Net assets, end of period (in thousands)                   $622,311       $566,439
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.17%**        1.23%
 Net investment income                                         2.05%**        2.98%
======================================================================================


---------------------------------------------------------------------------------------------------------------
                                                            Year         Year           Year         Year
                                                            Ended        Ended          Ended        Ended
                                                            10/31/08     10/31/07       10/31/06     10/31/05
---------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  33.10     $    33.53     $  29.23     $  26.91
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.75     $     0.69     $   0.68     $   0.61
 Net realized and unrealized gain (loss) on investments       (10.03)          2.50         5.36         2.31
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.28)    $     3.19     $   6.04     $  2.92
Distributions to shareowners:
 Net investment income                                         (0.67)         (0.73)       (0.66)       (0.60)
 Net realized gain                                             (1.81)         (2.89)       (1.08)          --
 Tax return of capital                                         (0.06)            --           --           --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.82)    $    (0.43)    $   4.30     $   2.32
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.28     $    33.10     $  33.53     $  29.23
===============================================================================================================
Total return*                                                 (29.99)%        10.22%       21.61%       10.87%
Ratio of net expenses to average net assets+                    1.11%          1.03%        1.04%        1.06%
Ratio of net investment income to average net assets+           2.67%          2.27%        2.27%        2.11%
Portfolio turnover rate                                           19%            14%          32%          14%
Net assets, end of period (in thousands)                    $639,388     $1,063,910     $840,640     $668,556
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.10%          1.02%        1.03%        1.06%
 Net investment income                                          2.68%          2.28%        2.28%        2.11%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Equity Income Fund | Semiannual Report | 4/30/10  29

----------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year
                                                           4/30/10      Ended
                                                           (unaudited)  10/31/09
----------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 20.10      $ 21.14
----------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.20      $  0.51
 Net realized and unrealized gain (loss) on investments       2.98        (1.23)
----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  3.18      $ (0.72)
Distributions to shareowners:
 Net investment income                                       (0.10)       (0.32)
 Net realized gain                                              --           --
 Tax return of capital                                          --           --
----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  3.08      $ (1.04)
----------------------------------------------------------------------------------
Net asset value, end of period                             $ 23.18      $ 20.10
==================================================================================
Total return*                                                15.85 %      (3.26)%
Ratio of net expenses to average net assets+                  2.17%**      2.20%
Ratio of net investment income to average net assets+         1.09%**      2.08%
Portfolio turnover rate                                         15%**        28%
Net assets, end of period (in thousands)                   $39,023      $42,950
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.17%**      2.20%
 Net investment income                                        1.09%**      2.08%
==================================================================================


--------------------------------------------------------------------------------------------------------
                                                            Year        Year       Year       Year
                                                            Ended       Ended      Ended      Ended
                                                            10/31/08    10/31/07   10/31/06   10/31/05
--------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $ 32.88     $  33.32   $  29.05   $  26.75
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.57     $   0.51   $   0.47   $   0.38
 Net realized and unrealized gain (loss) on investments      (10.02)        2.38       5.26       2.26
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (9.45)    $   2.89   $   5.73   $   2.64
Distributions to shareowners:
 Net investment income                                        (0.44)       (0.44)     (0.38)     (0.34)
 Net realized gain                                            (1.81)       (2.89)     (1.08)        --
 Tax return of capital                                        (0.04)          --         --         --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $(11.74)    $  (0.44)  $   4.27   $   2.30
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 21.14     $  32.88   $  33.32   $  29.05
========================================================================================================
Total return*                                                (30.58)%       9.30%     20.55%      9.89%
Ratio of net expenses to average net assets+                   1.96%        1.90%      1.91%      1.93%
Ratio of net investment income to average net assets+          1.83%        1.42%      1.44%      1.24%
Portfolio turnover rate                                          19%          14%        32%        14%
Net assets, end of period (in thousands)                    $66,530     $134,618   $155,733   $157,889
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.96%        1.89%      1.90%      1.93%
 Net investment income                                         1.83%        1.43%      1.45%      1.24%
========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Equity Income Fund | Semiannual Report | 4/30/10

----------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year
                                                           4/30/10      Ended
                                                           (unaudited)  10/31/09
----------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 20.01      $ 21.04
----------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.18      $  0.47
 Net realized and unrealized gain (loss) on investments       3.01        (1.16)
----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  3.19      $ (0.69)
Distributions to shareowners:
 Net investment income                                       (0.11)       (0.34)
 Net realized gain                                              --           --
 Tax return of capital                                          --           --
----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  3.08      $ (1.03)
----------------------------------------------------------------------------------
Net asset value, end of period                             $ 23.09      $ 20.01
==================================================================================
Total return*                                                15.99%       (3.11)%
Ratio of net expenses to average net assets+                  1.97%**      2.04%
Ratio of net investment income to average net assets+         1.27%**      2.21%
Portfolio turnover rate                                         15%**        28%
Net assets, end of period (in thousands)                   $69,554      $68,719
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.97%**      2.04%
 Net investment income                                        1.27%**      2.21%
==================================================================================


--------------------------------------------------------------------------------------------------------
                                                            Year        Year       Year       Year
                                                            Ended       Ended      Ended      Ended
                                                            10/31/08    10/31/07   10/31/06   10/31/05
--------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $ 32.75     $  33.20   $  28.96   $  26.68
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.55     $   0.46   $   0.45   $   0.38
 Net realized and unrealized gain (loss) on investments       (9.94)        2.44       5.29       2.28
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (9.39)    $   2.90   $   5.74   $   2.66
Distributions to shareowners:
 Net investment income                                        (0.47)       (0.46)     (0.42)     (0.38)
 Net realized gain                                            (1.81)       (2.89)     (1.08)        --
 Tax return of capital                                        (0.04)          --         --         --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $(11.71)    $  (0.45)  $   4.24   $   2.28
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 21.04     $  32.75   $  33.20   $  28.96
========================================================================================================
Total return*                                                (30.52)%       9.37%     20.66%      9.98%
Ratio of net expenses to average net assets+                   1.87%        1.82%      1.83%      1.86%
Ratio of net investment income to average net assets+          1.92%        1.48%      1.49%      1.31%
Portfolio turnover rate                                          19%          14%        32%        14%
Net assets, end of period (in thousands)                    $88,291     $157,553   $139,915   $121,479
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.87%        1.81%      1.82%      1.86%
 Net investment income                                         1.92%        1.49%      1.50%      1.31%
========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/10  31

----------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year
                                                           4/30/10      Ended
                                                           (unaudited)  10/31/09
----------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $ 20.43      $ 21.45
----------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.23      $  0.49
 Net realized and unrealized gain (loss) on investments       3.08        (1.07)
----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  3.31      $ (0.58)
Distributions to shareowners:
 Net investment income                                       (0.19)       (0.44)
 Net realized gain                                              --           --
 Tax return of capital                                          --           --
----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  3.12      $ (1.02)
----------------------------------------------------------------------------------
Net asset value, end of period                             $ 23.55      $ 20.43
==================================================================================
Total return*                                                16.26%       (2.50)%
Ratio of net expenses to average net assets+                  1.43%**      1.44%
Ratio of net investment income to average net assets+         1.80%**      2.71%
Portfolio turnover rate                                         15%**        28%
Net assets, end of period (in thousands)                   $71,616      $68,904
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.43%**      1.44%
 Net investment income                                        1.80%**      2.71%
==================================================================================


--------------------------------------------------------------------------------------------------------
                                                            Year        Year       Year       Year
                                                            Ended       Ended      Ended      Ended
                                                            10/31/08    10/31/07   10/31/06   10/31/05
--------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                        $ 33.34     $ 33.73    $ 29.39    $ 27.08
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.68     $  0.54    $  0.51    $  0.39
 Net realized and unrealized gain (loss) on investments      (10.09)       2.63       5.51       2.48
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (9.41)    $  3.17    $  6.02    $  2.87
Distributions to shareowners:
 Net investment income                                        (0.62)      (0.67)     (0.60)     (0.56)
 Net realized gain                                            (1.81)      (2.89)     (1.08)        --
 Tax return of capital                                        (0.05)         --         --         --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $(11.89)    $ (0.39)   $  4.34    $  2.31
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 21.45     $ 33.34    $ 33.73    $ 29.39
========================================================================================================
Total return*                                                (30.14)%     10.10%     21.41%     10.64%
Ratio of net expenses to average net assets+                   1.33%       1.20%      1.23%      1.26%
Ratio of net investment income to average net assets+          2.44%       2.07%      2.00%      1.86%
Portfolio turnover rate                                          19%         14%        32%        14%
Net assets, end of period (in thousands)                    $64,559     $67,239    $26,140    $10,213
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.33%       1.19%      1.22%      1.26%
 Net investment income                                         2.44%       2.08%      2.01%      1.86%
========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Equity Income Fund | Semiannual Report | 4/30/10

----------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year
                                                           4/30/10      Ended
                                                           (unaudited)  10/31/09
----------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  20.37     $  21.41
----------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $   0.26     $   0.42
 Net realized and unrealized gain (loss) on investments        3.13        (0.87)
----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   3.39     $  (0.45)
Distributions to shareowners:
 Net investment income                                        (0.27)       (0.59)
 Net realized gain                                               --           --
 Tax return of capital                                           --           --
----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   3.12     $  (1.04)
----------------------------------------------------------------------------------
Net asset value, end of period                             $  23.49     $  20.37
==================================================================================
Total return*                                                 16.70%       (1.85)%
Ratio of net expenses to average net assets+                   0.71%**      0.75%
Ratio of net investment income to average net assets+          2.49%**      3.10%
Portfolio turnover rate                                          15%**        28%
Net assets, end of period (in thousands)                   $133,488     $110,148
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.71%**      0.75%
 Net investment income                                         2.49%**      3.10%
==================================================================================


--------------------------------------------------------------------------------------------------------
                                                            Year        Year       Year       Year
                                                            Ended       Ended      Ended      Ended
                                                            10/31/08    10/31/07   10/31/06   10/31/05
--------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $ 33.28     $ 33.68    $ 29.35    $ 27.02
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.67     $  0.91    $  0.73    $  0.63
 Net realized and unrealized gain (loss) on investments       (9.89)       2.42       5.45       2.41
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (9.22)    $  3.33    $  6.18    $  3.04
Distributions to shareowners:
 Net investment income                                        (0.77)      (0.84)     (0.77)     (0.71)
 Net realized gain                                            (1.81)      (2.89)     (1.08)        --
 Tax return of capital                                        (0.07)         --         --         --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $(11.87)    $ (0.40)   $  4.33    $  2.33
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 21.41     $ 33.28    $ 33.68    $ 29.35
========================================================================================================
Total return*                                                (29.72)%     10.66%     22.10%     11.31%
Ratio of net expenses to average net assets+                   0.72%       0.66%      0.65%      0.66%
Ratio of net investment income to average net assets+          3.09%       2.66%      2.61%      2.51%
Portfolio turnover rate                                          19%         14%        32%        14%
Net assets, end of period (in thousands)                    $29,157     $11,471    $12,956    $ 6,611
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.72%       0.66%      0.65%      0.66%
 Net investment income                                         3.09%       2.66%      2.61%      2.51%
========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/10  33

-----------------------------------------------------------------------------------------------------------
                                                            Six Months  Year        Year
                                                            Ended       Ended       Ended       7/6/07 (a)
                                                            4/30/10     10/31/09    10/31/08    to 10/31/07
-----------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                        $ 20.27     $ 21.30     $ 33.12     $ 34.18
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.17     $  0.45     $  0.80     $  0.24
 Net realized and unrealized gain (loss) on investments        3.19       (0.91)      (9.98)      (1.08)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  3.36     $ (0.46)    $ (9.18)    $ (0.84)
Distributions to shareowners:
 Net investment income                                        (0.26)      (0.57)      (0.76)      (0.22)
 Net realized gain                                               --          --       (1.81)         --
 Tax return of capital                                           --          --       (0.07)         --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  3.10     $ (1.03)    $(11.82)    $ (1.06)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 23.37     $ 20.27     $ 21.30     $ 33.12
===========================================================================================================
Total return*                                                 16.64%      (1.88)%    (29.75)%     (2.46)%(b)
Ratio of net expenses to average net assets+                   0.79%**     0.79%       0.76%       0.67%**
Ratio of net investment income to average net assets+          2.40%**     3.24%       3.03%       2.26%**
Portfolio turnover rate                                          15%**       28%         19%         14%(b)
Net assets, end of period (in thousands)                    $   401     $   233     $    75     $    97
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.79%**     0.95%       0.76%       0.67%**
 Net investment income                                         2.40%**     3.08%       3.03%       2.26%**
===========================================================================================================

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Notes to Financial Statements | 4/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares designated as Class A, Class C, Class R, Class Y and Class Z shares. Class R shares commenced operations on April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to this document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    35

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At April 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


36    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2009 was as follows:


---------------------------------------------
                                         2009
---------------------------------------------
Distributions paid from:
Ordinary income                   $20,291,330
Long-term capital gain                     --
---------------------------------------------
   Total                          $20,291,330
=============================================

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:


---------------------------------------------------
                                               2009
---------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $      451,928
Capital loss carryforward              (234,534,494)
Unrealized appreciation                 142,062,602
---------------------------------------------------
   Total                             $  (92,019,964)
===================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on partnerships.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    37

   (UniCredit), earned approximately $30,130 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2010.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or


38    Pioneer Equity Income Fund | Semiannual Report | 4/30/10
   interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended April 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $16,419 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    39

For the six months ended April 30, 2010, such out-of-pocket expenses by class of shares were as follows:


---------------------------------------------
Shareholder Communications:
---------------------------------------------
Class A                              $314,968
Class B                                20,006
Class C                                48,072
Class R                                85,020
Class Y                                15,219
Class Z                                    45
---------------------------------------------
   Total                             $483,330
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $116,731 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2010.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,503 in distribution fees payable to PFD at April 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed.


40    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2010, CDSCs in the amount of $30,614 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2010, the Fund's expenses were not reduced under such arrangements.


6. Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2010, the Fund had no borrowings under this agreement.


7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2010:


-------------------------------------------------------------------------------------------------------
                    Beginning                    Corporate      Ending
                    Balance        Purchases     Actions        Balance      Dividend
Affiliates          (shares)       (shares)      (shares)       (shares)     Income       Value
-------------------------------------------------------------------------------------------------------
Gorman-Rupp Co.     988,195        --             --            988,195      $207,521     $27,560,759

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    41

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


42    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2009, in the third quintile of its Morningstar category for the three and ten year periods ended June 30, 2009 and in the second quintile of its Morningstar category for the five year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's recent underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods, and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    43

Strategic Insight peer group for the comparable period. The Trustees considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $10 billion.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the


44    Pioneer Equity Income Fund | Semiannual Report | 4/30/10
level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    45

Trustees, Officers and Service Providers

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                              Vice President
Benjamin M. Friedman                    Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

                            This page for your notes.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    47

                            This page for your notes.

48    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

                            This page for your notes.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    49

                            This page for your notes.

50    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

                            This page for your notes.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/10    51

                            This page for your notes.

52    Pioneer Equity Income Fund | Semiannual Report | 4/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.